Note 36 - Climate change	12 Months Ended
Dec. 31, 2025
Note 36 - Climate change
Note 36 - Climate change

36        Climate change

Tenaris continuously assesses the potential impact of climate change and the energy transition on its business and the risks to its markets and its tangible and intangible assets and adapts its business strategy accordingly.

In February 2021, Tenaris introduced a medium-term target to reduce its carbon emissions intensity rate by 30% by 2030, compared to a 2018 baseline, considering Scopes 1 and 2 emissions plus Scope 3 emissions related to raw materials and steel purchased from third parties. In February 2025, the baseline for this medium-term target was reset to take into account the expansion of the perimeter of Tenaris operations through the incorporation of various acquisitions since 2018, the inclusion of emissions from intermill transportation within the target scope, and additions and other changes in raw material emission factors to more accurately represent their use in its operations.

The Company aims to achieve this target by using a higher proportion of recycled steel scrap in the metallic mix, making investments to increase energy efficiency and the use of renewable energy in its operations, and selective sourcing for raw material and steel purchases. To further these objectives, Tenaris has allocated a substantial proportion of its capital expenditure budget amounting to over $700 million over the past four years to projects that will contribute to reducing the emissions intensity of its operations and their impact on the environment.

These investments have included the construction of two wind farms in Argentina, with 103.2 MW and 95 MW respectively, at a cost of over $400 million. These wind farms currently supply the vast majority of the electric energy requirements for our steelmaking and industrial operations in Campana, Argentina. Since October 2025, when we put the second of these wind farms into operation, we have not purchased electric energy from the public grid for our operations in Campana. Other investments included the replacement of a steel shop and heat treatment furnaces with modernized facilities to improve energy efficiency, in the modernization of the dust collection system at our US steel shop to reduce particulate emissions and improve on-site air quality, investments in renewable energy supply for our operations in Romania, Italy and China, and in scrap processing and storage facilities to increase scrap usage and availability.

Tenaris encourages the use of sustainable practices among its suppliers and, in March 2023, adopted a Sustainable Sourcing Policy to enhance its efforts in this area. The Sustainability Sourcing Policy will help Tenaris to understand better the real emission levels of its suppliers and identify opportunities for improvement in line with its reduction target.

The medium-term target forms part of a broader objective of decarbonizing the Company’s operations and reaching carbon neutrality when technology and market conditions allow. At the same time, the Company is increasing its sales for low-carbon energy applications, such as hydrogen, geothermal and carbon capture and storage. These sales currently account for a small proportion of overall sales but are expected to grow in the coming years.

In its assessment of climate change and energy transition potential impact on operations, Tenaris considers that the countries in which it operates and its customers are also establishing their own decarbonization strategies and objectives, and that some customers are requesting specific information from their suppliers, including Tenaris, concerning the carbon emissions and sustainability practices in their supply chain, and that they may adjust their supply practices in light of that information.

The recoverable value assessments performed by the Company for purposes of the preparation of these financial statements reflects management’s views on energy transition and climate change and their potential medium- and long-term impact on Tenaris’s operations and its sales. In addition, the Company carefully monitors the medium- and long-term outlook scenarios published by leading industry experts on how the energy transition could affect global demand for energy and oil and gas and how this could affect the global demand for our tubular products and sales. Furthermore, estimates and assumptions used in the Company’s impairment tests over long-lived assets and goodwill, useful lives of assets, capital and research and development expenditures, inventory valuation, recovery of deferred tax assets and provisions, and contingent liabilities are based on available information and current government regulations on energy transition and climate-related matters, as well as on Tenaris’s current short-term investment plans. As of the date of these financial statements, the Company does not believe that climate-related matters should trigger any material adjustments to the conclusions of its impairment tests or to the valuation of its assets.